Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000129443
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gold Bullion Strategy Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.goldbullionstrategyfund.com/index.php/investor-materials. You can also request this information by contacting us at (855) 650-7453
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-	$82	1.47%Footnote Reference*

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Portfolio returned 24.02% for the six months ended June 30, 2025, as gold continued its strong performance from 2024. The S&P 500 Index, the Fund’s benchmark, gained 6.20%. The S&P GSCI Gold Index earned 24.39% for the period.

Strategy

The Portfolio is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period was driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Portfolio tracked closely with gold prices primarily by using futures contracts. The Portfolio was also able to take advantage of a more stable short-term interest rate environment to offset the majority of its total operating expenses via income generation, as illustrated in its relative performance versus the S&P GSCI Gold Index, benefiting shareholders.  The Portfolio will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Portfolio	S&P 500 Index TR	S&P GSCI Gold Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$11,255	$10,399	$11,225
Jun-2017	$10,268	$12,260	$10,446
Jun-2018	$10,073	$14,023	$10,467
Jun-2019	$11,268	$15,483	$11,730
Jun-2020	$13,784	$16,645	$14,740
Jun-2021	$13,239	$23,436	$14,161
Jun-2022	$12,862	$20,948	$14,347
Jun-2023	$13,372	$25,053	$15,240
Jun-2024	$15,827	$31,204	$18,383
Jun-2025	$21,897	$35,936	$25,700

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio	24.02%	38.36%	9.70%	8.15%
S&P 500 Index TR	6.20%	15.16%	16.64%	13.65%
S&P GSCI Gold Index	24.39%	39.80%	11.76%	9.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 38,073,213
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 127,226
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$38,073,213
Number of Portfolio Holdings	8
Advisory Fee	$127,226
Portfolio Turnover	122%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	43.5%
Money Market Funds	56.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg 1-3 Month T-Bill ETF	20.0%
iShares 0-3 Month Treasury Bond ETF	20.0%
First American Government Obligations Fund Class Z, 4.173%,	19.5%
DWS Government Money Market Series Institutional Class, 4.281%,	11.2%
Fidelity Government Portfolio Class I, 4.180%,	11.2%
Invesco Treasury Portfolio Institutional Class, 4.200%,	11.2%
SPDR Gold Shares	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
Updated Prospectus Web Address	www.goldbullionstrategyfund.com/index.php/investor-materials